INCOME TAX - Reconciliation of federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.90%	0.00%
Valuation allowance	36.30%	0.00%
Income tax provision	62.20%	21.00%